UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-5238

        Nuveen New York Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Municipal Value Fund, Inc. (NNY)
	June 30, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.4% (0.5% of Total Investments)
$ 275	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BBB–	$280,827
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
450	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	BB	446,895
	Series 2007A, 5.000%, 12/01/23

725	Total Consumer Discretionary			727,722

	Consumer Staples – 1.6% (1.6% of Total Investments)
300	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	308,250
	5.250%, 6/01/25
435	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	451,769
	Series 2002, 5.375%, 5/15/33
225	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	230,699
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
1,085	4.750%, 6/01/22	6/16 at 100.00	BBB	1,083,231
345	5.000%, 6/01/26	6/16 at 100.00	BBB	348,474

2,390	Total Consumer Staples			2,422,423

	Education and Civic Organizations – 9.0% (9.0% of Total Investments)
	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2000A:
600	5.700%, 10/01/20 – RAAI Insured	10/10 at 100.00	AA	626,610
750	5.750%, 10/01/30 – RAAI Insured	10/10 at 100.00	AA	784,860
275	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	275,858
	2007A, 5.000%, 7/01/31
115	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	114,726
	Schools, Series 2007A, 5.000%, 4/01/37
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	90,537
	University, Series 2006, 5.000%, 5/01/23
1,175	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	AA	1,201,461
	2007A, 5.000%, 7/01/41 – RAAI Insured
800	Dormitory Authority of the State of New York, Insured Revenue Bonds, D’Youville College,	7/11 at 102.00	AA	836,616
	Series 2001, 5.250%, 7/01/20 – RAAI Insured
615	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AAA	685,165
	Series 2005A, 5.500%, 7/01/18 – FGIC Insured
1,250	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/09 at 101.00	AA	1,310,050
	Series 1999, 6.250%, 7/01/29 – RAAI Insured
750	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 1999,	7/09 at 102.00	AA	789,953
	6.000%, 7/01/24 – RAAI Insured
	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue
	Bonds, City University System, Series 1993A:
1,000	5.750%, 7/01/18	No Opt. Call	AA–	1,110,680
1,400	6.000%, 7/01/20	No Opt. Call	AA–	1,605,940
1,175	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	A3	1,083,703
	College Project, Series 2007-A2, 4.500%, 8/01/36
265	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A–	271,371
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	249,729
	Francis College, Series 2004, 5.000%, 10/01/34
1,100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/11 at 100.00	A–	1,126,103
	Greater New York, Series 2002, 5.250%, 8/01/21
450	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	AAA	466,214
	Project, Series 2006, 5.000%, 3/01/36 – MBIA Insured
575	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of American Folk	7/10 at 101.00	A	609,765
	Art, Series 2000, 6.000%, 7/01/22 – ACA Insured
170	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	171,550
	College, Series 2007, 5.000%, 10/01/27

12,800	Total Education and Civic Organizations			13,410,891

	Financials – 0.2% (0.3% of Total Investments)
400	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	AA–	434,512
	2005, 5.250%, 10/01/35

	Health Care – 12.9% (12.9% of Total Investments)
490	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, Olean General	8/08 at 102.00	AA	500,540
	Hospital, Series 1998A, 5.250%, 8/01/23
2,250	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds,	8/07 at 102.00	AAA	2,298,083
	Rosalind and Joseph Gurwin Jewish Geriatric Center of Long Island, Series 1997, 5.700%,
	2/01/37 – AMBAC Insured
1,005	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	1,036,637
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	AAA	727,048
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
1,800	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	AA	1,818,054
	Hospital, Series 2005, 4.900%, 8/15/31
1,250	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/10 at 101.00	Baa1	1,332,475
	Island Obligated Group – St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20
1,200	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	1,235,508
	Center, Series 2006-1, 5.000%, 7/01/35
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Baa1	1,058,460
	Group, Series 2000A, 6.500%, 7/01/25
250	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health, Series	7/08 at 100.00	BBB	252,590
	2000C, 5.500%, 7/01/26
1,610	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	1,721,605
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	517,940
	Hospital, Series 2003B, 5.500%, 7/01/23
500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	519,130
	Hospital Association, Series 2003A, 5.500%, 7/01/32
290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	7/10 at 100.00	BB	298,732
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
575	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, North Shore	No Opt. Call	A3	599,553
	Health System Obligated Group, Series 2001B, 5.875%, 11/01/11
500	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/09 at 101.00	AAA	512,830
	1999A, 5.125%, 2/15/14 – AMBAC Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,175	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AAA	1,233,210
1,000	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	AAA	1,049,540
490	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 100.00	B2	516,632
	Island University Hospital, Series 2001B, 6.375%, 7/01/31
250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	B2	266,345
	Island University Hospital, Series 2002C, 6.450%, 7/01/32
320	New York State Dormitory Authority, Revenue Bonds, North Shore Jewish Obligated Group, Series	5/17 at 100.00	A3	326,842
	2007A, 5.000%, 5/01/32
900	Newark-Wayne Community Hospital, New York, Hospital Revenue Refunding and Improvement Bonds,	9/07 at 100.00	N/R	901,233
	Series 1993A, 7.600%, 9/01/15
500	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/11 at 101.00	B+	534,065
	Series 2001A, 7.125%, 7/01/31

18,555	Total Health Care			19,257,052

	Housing/Multifamily – 5.1% (5.1% of Total Investments)
400	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding	4/10 at 102.00	AAA	426,476
	Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21
1,690	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AAA	1,751,448
	Series 2005A, 5.000%, 7/01/25 – FGIC Insured
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2001A:
1,000	5.400%, 11/01/21	5/11 at 101.00	AA	1,037,320
1,000	5.500%, 11/01/31	5/11 at 101.00	AA	1,030,490
1,000	5.600%, 11/01/42	5/11 at 101.00	AA	1,029,980
480	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	11/15 at 100.00	AA	479,602
	Series 2005F-1, 4.750%, 11/01/35
440	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue	8/11 at 100.00	Aa1	449,724
	Bonds, Series 2001E, 5.600%, 8/15/20 (Alternative Minimum Tax)
1,275	Westchester County Industrial Development Agency, New York, GNMA Collateralized Mortgage Loan	8/11 at 102.00	Aaa	1,340,841
	Revenue Bonds, Living Independently for the Elderly Inc., Series 2001A, 5.375%, 8/20/21

7,285	Total Housing/Multifamily			7,545,881

	Housing/Single Family – 3.7% (3.7% of Total Investments)
950	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27	4/15 at 100.00	Aa1	915,078
	(Alternative Minimum Tax)
3,750	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 73A, 5.250%, 10/01/17	9/08 at 101.00	Aa1	3,807,863
	(Alternative Minimum Tax)
840	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23	4/13 at 101.00	Aaa	825,762
	(Alternative Minimum Tax)

5,540	Total Housing/Single Family			5,548,703

	Long-Term Care – 6.8% (6.8% of Total Investments)
1,000	Babylon Industrial Development Agency, New York, Revenue Bonds, WSNCHS East Inc., Series	8/09 at 101.00	AAA	1,049,480
	2000B, 6.000%, 8/01/24 – MBIA Insured
1,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds,	2/08 at 102.00	AAA	1,020,100
	Eger Healthcare Center of Staten Island, Series 1998, 5.100%, 2/01/28
2,855	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds,	8/07 at 102.00	AA	2,916,240
	Hebrew Home for the Aged at Riverdale, Series 1997, 6.125%, 2/01/37
1,615	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, German	8/07 at 101.00	AA–	1,645,233
	Masonic Home Corporation, Series 1996, 5.950%, 8/01/26
2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, W.K. Nursing	8/07 at 101.00	AAA	2,014,960
	Home Corporation, Series 1996, 6.125%, 2/01/36
450	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA	474,251
	Westchester Project, Series 2006, 5.200%, 2/15/41
270	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Aa3	276,194
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
135	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	7/15 at 100.00	A	136,152
	5.000%, 7/01/35 – ACA Insured
530	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	561,238
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16

9,855	Total Long-Term Care			10,093,848

	Tax Obligation/General – 3.7% (3.7% of Total Investments)
1,230	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A,	2/17 at 100.00	AAA	1,165,425
	4.500%, 2/15/47 – MBIA Insured (UB)
750	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	AA	795,855
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,000	5.000%, 11/01/19 – FSA Insured	11/14 at 100.00	AAA	1,047,450
400	5.000%, 11/01/20 – FSA Insured	11/14 at 100.00	AAA	418,720
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 2006F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AAA	2,098,020
	XLCA Insured

5,380	Total Tax Obligation/General			5,525,470

	Tax Obligation/Limited – 23.4% (23.4% of Total Investments)
1,000	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,059,560
	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series 2005A:
395	5.250%, 7/01/24 – CIFG Insured	7/15 at 100.00	AAA	419,502
250	5.000%, 7/01/25 – CIFG Insured	7/15 at 100.00	AAA	258,240
5	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	2/08 at 100.00	AAA	5,041
	Services Facilities, Series 1996B, 5.375%, 2/15/26 – FSA Insured
380	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	392,255
	Improvements, Series 2005B, 5.000%, 2/15/30 – AMBAC Insured
1,810	Dormitory Authority of the State of New York, Service Contract Bonds, Child Care Facilities	4/12 at 100.00	AA–	1,895,287
	Development Program, Series 2002, 5.375%, 4/01/16
275	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	288,148
	2005F, 5.000%, 3/15/21 – FSA Insured
350	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AAA	384,335
	City School District, Series 2004, 5.750%, 5/01/26 – FSA Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
2,000	5.250%, 11/15/25 – FSA Insured	11/12 at 100.00	AAA	2,093,200
1,000	5.000%, 11/15/30	11/12 at 100.00	AA	1,021,440
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	1,032,250
	Series 2002A, 5.125%, 1/01/29
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	577,164
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
740	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	769,511
550	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	571,236
1,510	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	1,566,383
1,200	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AAA	1,250,376
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,330	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,377,774
	Series 2003E, 5.000%, 2/01/23
1,530	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	1,600,977
	Series 2007C-1, 5.000%, 11/01/27
1,000	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AAA	1,025,820
	5.000%, 11/15/44 – AMBAC Insured
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,035,940
	2003A, 5.000%, 3/15/21
840	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	866,477
	Development and Housing, Series 2006A, 5.000%, 3/15/36
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,
	Series 2005B:
2,450	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AAA	2,742,579
1,000	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AAA	1,048,010
1,175	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	1,225,208
	5.000%, 4/01/27
1,620	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2002A,	3/12 at 100.00	AAA	1,679,146
	5.125%, 3/15/21
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
1,800	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AAA	1,899,576
2,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AAA	2,101,000
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	1,067,770
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
1,625	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and	No Opt. Call	AA–	1,702,090
	Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)
600	New York State Urban Development Corporation, Special Project Revenue Bonds, University	No Opt. Call	AA–	686,424
	Facilities Grants, Series 1995, 5.875%, 1/01/21
1,230	Suffolk County Judicial Facilities Agency, New York, Service Agreement Revenue Bonds, John P.	10/09 at 101.00	AAA	1,272,251
	Colahan Court Complex, Series 1999, 5.000%, 4/15/16 – AMBAC Insured
60	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E,	No Opt. Call	AA–	62,701
	7.250%, 1/01/10

33,285	Total Tax Obligation/Limited			34,977,671

	Transportation – 7.3% (7.3% of Total Investments)
180	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+	189,013
500	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	535,070
	Series 2002A, 5.500%, 11/15/19 – AMBAC Insured
1,100	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/08 at 102.00	BB+	1,079,969
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B	1,162,520
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
670	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	AAA	692,646
	AMBAC Insured
400	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	414,816
	FSA Insured
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/09 at 101.00	AAA	516,765
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
500	5.000%, 12/01/19 – FSA Insured	6/15 at 101.00	AAA	528,565
1,000	5.000%, 12/01/28 – XLCA Insured	6/15 at 101.00	AAA	1,042,380
435	5.000%, 12/01/31 – XLCA Insured	6/15 at 101.00	AAA	452,061
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	2,574,750
	Series 2002B, 5.000%, 11/15/21
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 – MBIA Insured	No Opt. Call	AAA	876,541
800	5.250%, 11/15/22 – MBIA Insured	11/12 at 100.00	AAA	843,960

10,365	Total Transportation			10,909,056

	U.S. Guaranteed – 16.0% (16.0% of Total Investments) (4)
220	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	N/R (4)	236,232
	(Pre-refunded 7/15/11)
2,980	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	3,446,251
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
25	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial	10/07 at 108.43	Baa1 (4)	32,764
	Facilities, Series 1991A, 9.500%, 4/15/14 (ETM)
2,015	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, St. John’s	8/07 at 102.00	AAA	2,058,584
	Meadows Project, Series 1997A, 5.750%, 8/01/37 (Pre-refunded 8/01/07) – MBIA Insured
3,125	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, St. John’s	8/08 at 101.00	AAA	3,206,906
	Meadows Project, Series 1998A, 5.250%, 8/01/38 (Pre-refunded 8/01/08)
325	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement	7/10 at 101.00	AAA	346,957
	Asset-Backed Bonds, Series 2000, 6.000%, 7/15/20 (Pre-refunded 7/15/10)
50	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	51,152
	5.125%, 12/01/22 (Pre-refunded 6/01/08) – FSA Insured
750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001L,	5/11 at 100.00	AAA	790,005
	5.375%, 5/01/33 (Pre-refunded 5/01/11)
2,250	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	9/07 at 102.00	AAA	2,297,138
	1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)
	Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed
	Bonds, Series 2000:
150	6.000%, 6/01/15 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA	160,020
540	6.150%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA	570,688
1,000	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	7/09 at 101.00	AAA	1,061,360
	Series 1999A, 6.500%, 7/15/27 (Pre-refunded 7/15/09)
450	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/10 at 102.00	N/R (4)	493,083
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19 (Pre-refunded 7/01/10)
20	New York City, New York, General Obligation Bonds, Fiscal Series 1997G, 6.000%, 10/15/26	10/07 at 101.00	Aaa	20,329
	(Pre-refunded 10/15/07)
750	Niagara Falls City School District, Niagara County, New York, Certificates of Participation,	6/09 at 101.00	BBB– (4)	796,703
	High School Facility, Series 2000, 6.625%, 6/15/28 (Pre-refunded 6/15/09)
1,000	Niagara Falls, Niagara County, New York, General Obligation Water Treatment Plant Bonds,	No Opt. Call	AAA	1,125,030
	Series 1994, 7.250%, 11/01/11 – MBIA Insured (Alternative Minimum Tax) (ETM)
2,600	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1999B,	1/22 at 100.00	AAA	2,929,030
	5.500%, 1/01/30 (Pre-refunded 1/01/22)
1,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,	10/10 at 101.00	BBB+ (4)	1,631,505
	10/01/24 (Pre-refunded 10/01/10)
1,250	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	7/10 at 101.00	AAA	1,362,988
	Asset-Backed Bonds, Series 1999, 6.750%, 7/15/29 (Pre-refunded 7/15/10)
1,120	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development	2/11 at 100.00	BBB– (4)	1,222,614
	Properties – Yonkers Inc. Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)

22,120	Total U.S. Guaranteed			23,839,339

	Utilities – 6.8% (6.8% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	1,566,330
1,500	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	AAA	1,562,955
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	AAA	258,073
	5.000%, 12/01/35 – CIFG Insured
1,000	New York City Industrial Development Agency, New York, Revenue Bonds, Brooklyn Navy Yard	10/08 at 102.00	BBB–	1,009,780
	Cogeneration Partners LP, Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)
1,500	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New	3/08 at 101.50	AAA	1,500,285
	York State Electric and Gas Corporation, Series 2005A, 4.100%, 3/15/15 – MBIA Insured
500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	518,090
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory
	put 11/15/12) (Alternative Minimum Tax)
250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	259,060
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001C, 5.625%, 11/15/24 (Mandatory
	put 11/15/14) (Alternative Minimum Tax)
1,500	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	1,551,435
345	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	AAA	363,061
	11/15/19 – FGIC Insured
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue
	Cogeneration Partners Facility, Series 1998:
1,000	5.300%, 1/01/13 (Alternative Minimum Tax)	1/09 at 101.00	N/R	984,560
575	5.500%, 1/01/23 (Alternative Minimum Tax)	1/09 at 101.00	N/R	561,930

9,920	Total Utilities			10,135,559

	Water and Sewer – 2.9% (2.9% of Total Investments)
300	Monroe County Water Authority, New York, Water System Revenue Bonds, Series 2001,	8/07 at 100.00	AA	312,254
	5.150%, 8/01/22
415	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	442,493
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 – MBIA Insured
1,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AA+	1,594,468
	Bonds, Fiscal Series 2001D, 5.500%, 6/15/17
740	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/12 at 100.00	AA+	782,800
	Bonds, Fiscal Series 2003A, 5.375%, 6/15/19
1,150	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/17 at 100.00	AA	1,188,730
	Bonds, Fiscal Series 2007DD, 5.000%, 6/15/38

4,105	Total Water and Sewer			4,320,745

$ 142,725	Total Investments (cost $144,568,167) – 99.8%			149,148,872

	Floating Rate Obligations – (0.5)%			(820,000)

	Other Assets Less Liabilities – 0.7%			1,050,659

	Net Assets Applicable to Common Shares – 100%			$149,379,531

Forward Swaps outstanding at June 30, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

JPMorgan	$2,200,000	Pay	3-Month USD-LIBOR	5.768%	Semi-Annually	7/20/07	7/20/29	$(12,934)
Morgan Stanley	2,000,000	Pay	3-Month USD-LIBOR	5.771	Semi-Annually	7/20/07	7/20/34	(13,660)

								$(26,594)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At June 30, 2007, the cost of investments was $143,477,731.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2007, were as follows:

Gross unrealized:
Appreciation	$5,417,529
Depreciation	(566,388)

Net unrealized appreciation (depreciation) of investments	$4,851,141

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Municipal Value Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         August 29, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        August 29, 2007

* Print the name and title of each signing officer under his or her signature.